Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 5,075	$ 4,901	$ 16,291	$ 14,951
Web hosting fees	2,375	2,096	6,569	5,812
Third-party service fees	6,610	4,821	18,818	13,427
Other	515	314	1,366	921
Cost of revenue	$ 14,575	$ 12,132	$ 43,044	$ 35,111